GLVEY-STATSUP-1

Statutory Prospectus Supplement dated June 28, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Global Low Volatility Equity Yield Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Michael Abata	Portfolio Manager	2011
Nils Huter	Portfolio Manager	2013
Robert Nakouzi	Portfolio Manager	2018”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Deutschland.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Michael Abata, Portfolio Manager, who has been responsible for the Fund since 2011, and has been associated with Invesco and/or its affiliates since 2011.

•	Nils Huter, Portfolio Manager, who has been responsible for the Fund since 2013, and has been associated with Invesco Deutschland and/or its affiliates since 2007.

•	Robert Nakouzi, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco Deutschland and/or its affiliates since 2004.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

GLVEY-STATSUP-1

AGS-SUP-1

Statutory Prospectus Supplement dated June 28, 2018

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco Global Low Volatility Equity Yield Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Michael Abata	Portfolio Manager	2011
Nils Huter	Portfolio Manager	2013
Robert Nakouzi	Portfolio Manager	2018”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers– Invesco Global Low Volatility Equity Yield Fund” in the prospectus:

•	“Michael Abata, Portfolio Manager, who has been responsible for the Fund since 2011, and has been associated with Invesco and/or its affiliates since 2011.

•	Nils Huter, Portfolio Manager, who has been responsible for the Fund since 2013, and has been associated with Invesco Deutschland and/or its affiliates since 2007.

•	Robert Nakouzi, Portfolio Manager, who has been responsible for the Fund since 2018 and has been associated with Invesco Deutschland and/or its affiliates since 2004.”

AGS-SUP-1

AGS-SOAI SUP-2

Statement of Additional Information Supplement dated June 28, 2018

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, R5, R6 and Y shares of the Fund listed below:

Invesco Global Low Volatility Equity Yield Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Global Low Volatility Equity Fund” in Appendix H of the Statement of Additional Information:

“Investments

The following information is as of December 31, 2017 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco Global Low Volatility Equity Yield Fund
Michael Abata	$1 - $10,000	N/A	$100,001 - $500,000
Nils Huter[1]	None	N/A	$100,001 - $500,000
Robert Nakouzi1,[2]	None	N/A	$10,001 - $50,000”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Global Low Volatility Equity Yield Fund” in Appendix H of the Statement of Additional Information:

“Assets Managed

The following information is as of December 31, 2017 (unless otherwise noted):

Portfolio Manager	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed				Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)		Number of Accounts		Assets (in millions)
Invesco Global Low Volatility Equity Yield Fund
Michael Abata	10	$855.0	51	[3]	$12,266.0	[3]	89	[4]	$15,733.0	[4]
Nils Huter	2	$65.0	51	[3]	$12,266.0	[3]	89	[4]	$15,733.0	[4]
Robert Nakouzi[2]	1	$10.0	48	[5]	$11,087.0	[5]	98	[4]	$16,626.0	4”

[1]	Shares of the Fund are not sold in Germany, where the Portfolio Manager is domiciled. Accordingly, the Portfolio Manager may not invest in the Fund.
[2]	The Portfolio Manager began serving on the Fund effective June 28, 2018. Information for the Portfolio Manager has been provided as of April 30, 2018.
[3]	This amount includes 2 funds that pay performance-based fees with $498M in total assets under management.
[4]	This amount includes 16 funds that pay performance-based fees with $2.9B in total assets under management.
[5]	This amount includes 2 funds that pay performance-based fees with $483M in total assets under management.

AGS-SOAI SUP-2